GENERAL AND ADMINISTRATIVE EXPENSE - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSE
General and administrative expense excluding share-based compensation	$ 38,013	$ 33,347	$ 37,360
Share-based compensation expense	18,794	9,750	17,560
General and administrative expense	$ 56,807	$ 43,097	$ 54,920